SHARE CAPITAL (Narrative) (Details) $ / shares in Units, $ in Thousands								1 Months Ended					3 Months Ended	9 Months Ended		12 Months Ended
	Dec. 08, 2020 USD ($) $ / shares shares	Oct. 15, 2020 USD ($) $ / shares shares	Jul. 02, 2020 USD ($) shares	Jan. 02, 2020 USD ($) shares	Jan. 02, 2019 USD ($) shares	Jul. 03, 2018 USD ($) shares	Jan. 02, 2018 USD ($) shares	Jul. 14, 2021 USD ($) $ / shares shares	Nov. 30, 2020 $ / shares	Nov. 30, 2020 USD ($) shares	Jun. 17, 2020 USD ($) $ / shares shares	Dec. 19, 2019 USD ($) $ / shares shares	Aug. 31, 2020 USD ($) shares	May 31, 2021 USD ($) Share $ / shares shares	May 31, 2020 USD ($) shares	Aug. 31, 2020 Share shares	Aug. 31, 2019 shares	Jun. 30, 2017 USD ($)
Disclosure of classes of share capital [line items]
Number of shares outstanding | shares													64,095,073	74,349,361	62,347,102	64,095,073	58,575,787
Increase (decrease) in number of shares outstanding | shares											1,221,500	3,225,807
Equity issuance, price per share | $ / shares											$ 1.40	$ 1.24
Payments for share issue costs														$ 1,437	$ 284
Proceeds from issuance of equity											$ 1,700	$ 4,000		$ 25,325	$ 4,000
Percentage of finders fee											6.00%	6.00%
Finders fee											$ 38	$ 54
Number of shares issued for exercise of warrants | shares														28,040
Exercise of warrants for shares issued | shares														28,040
Shares issued for interest on convertible note (Shares) | shares													526,471		517,468
Shares issued for interest on Convertible Notes													$ 687		$ 687
Number of share options granted in share-based payment arrangement | Share														1,497,500		1,628,500
Stock options compensation expense														$ 1,953	878
Deferred share units redeemed by a former director | shares														23,166
Deferred share units issued price per unit | $ / shares														3.23
Deferred share unit liability														$ 1,655
Deferred share unit expense														657	323
Deferred share units share based compensation														546	137
Deferred share units director fees														111	186
Deferred share units additional share-based compensation														$ 421
Deferred share units issued and outstanding | shares														493,600
Deferred share units fully vested | shares														294,641
Restricted share units liability														$ 658
Aggregate restricted share units expense														487	266
Restricted share units expense														435	226
Restricted share units expense capitalized														$ 52	40
Restricted share units settled | shares														155,977
Restricted share units canceled | shares														24,188
Restricted share units issued and outstanding | shares														514,992
Restricted share units vested | shares														68,565
At-The-Market-Offering-Sales-Agreement [Member]
Disclosure of classes of share capital [line items]
Increase (decrease) in number of shares outstanding | shares										5,440,186				1,631,224
Equity issuance, price per share | (per share)									$ 2.21					$ 5.10
Gross proceeds from issuing shares										$ 12,000				$ 8,327
Payments for share issue costs										592				844
Brokerage fee expense										$ 300				$ 208
At-The-Market-Offering-Sales-Agreement [Member] | Subsequent Events [Member]
Disclosure of classes of share capital [line items]
Increase (decrease) in number of shares outstanding | shares								113,315
Equity issuance, price per share | $ / shares								$ 3.84
Gross proceeds from issuing shares								$ 435
HCI [Member]
Disclosure of classes of share capital [line items]
Increase (decrease) in number of shares outstanding | shares											500,000
Proportion of entity interest held by another entity	31.00%	31.00%									32.00%			28.65%
Deepkloof Limited [Member]
Disclosure of classes of share capital [line items]
Increase (decrease) in number of shares outstanding | shares	1,121,076	1,146,790										1,612,931
Equity issuance, price per share | $ / shares	$ 2.23	$ 2.18
Proceeds from issuance of equity	$ 2,500	$ 2,500
Convertible Notes [Member]
Disclosure of classes of share capital [line items]
Shares issued for interest on convertible note (Shares) | shares			526,471	517,468	545,721	757,924	244,063
Shares issued for interest on Convertible Notes			$ 687	$ 687	$ 687	$ 724	$ 691
Borrowings			$ 19,990	$ 19,990										$ 19,990				$ 20,000
Expensed [Member]
Disclosure of classes of share capital [line items]
Stock options compensation expense														1,793	781
Capitalized to mineral properties [Member]
Disclosure of classes of share capital [line items]
Stock options compensation expense														$ 33	$ 97